Segment Reporting - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Disclosure [Line Items]
Number of operating segments	5
All other businesses
Segment Reporting Disclosure [Line Items]
Number of operating segments	4
Mobile phone business
Segment Reporting Disclosure [Line Items]
Number of reportable segment	1
Customer Concentration Risk
Segment Reporting Disclosure [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the years ended March 31,2013.	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the years ended March 31, 2012	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the years ended March 31, 2011,